Restricted Cash and Deposits (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash and Deposits
Security for decommissioning obligations	$ 2,611	$ 2,569
Other	166	156
Non-current restricted cash and cash equivalents	$ 2,777	$ 2,725